Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2024
Leasehold improvements [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of the remaining lease terms and the estimated 3 years
Minimum [Member] | Office equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Vehicles [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Office equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Vehicles [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years